Commitment and contingencies - Operating Leases (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Office in Greece
Twelve months ending December 31, 2012	$ 44
Twelve months ending December 31, 2013	44
Twelve months ending December 31, 2014	44
Twelve months ending December 31, 2015	44
Twelve months ending December 31, 2016	12
Offices in Norway and Cyprus
Twelve months ending December 31, 2012	1,241
Twelve months ending December 31, 2013	1,241
Twelve months ending December 31, 2014	$ 895